EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
16.	EMPLOYEE BENEFIT PLANS
Eligible
employees of the Company are allowed to participate in defined contribution fund schemes operated by the Company (the “Defined Contribution Fund Schemes”) in Macau. The Company either contributes a fixed percentage of the eligible employees’ relevant income, a fixed amount or an amount which matches the contributions of the employees up to a certain percentage of relevant income to the Defined Contribution Fund Schemes. The Company’s contributions to the Defined Contribution Fund Schemes are vested with employees in accordance to vesting schedules, achieving full vesting of 10 years from the date of employment. The Defined Contribution Fund Schemes were established under trusts with the fund assets being held separately from those of the Company by independent trustees.
Employees employed by the Company in Macau are members of a government-managed social security fund scheme (the “Social Security Fund Scheme”), which is operated by the Macau government. The Company is required to pay monthly fixed contributions and meet the minimum mandatory requirement of the Social Security Fund Scheme to fund the benefits.
During the years ended December 31, 2023, 2022 and 2021, the Comp
a
ny’s contributions into these plans were $
40
, $
21
and $
8
, respectively.